SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Trade receivables, allowances for doubtful accounts	$ 20	$ 415
Bad debt (income) expense		20
Bad debt write offs	395	206
Inventory write offs	110	311
Shares excluded from the calculation of diluted net income (loss) per share	1,353,372	1,248,631	988,642
Uncertain tax position, likelihood of being sustained, threshold for recognition	50.00%
Years employment required for eligibility for severance pay	1 year
Months severance salary payable per year of employment	1 month
Severance pay expenses	$ 537	$ 588	$ 651
Number of suppliers of certain key components	1